SCHEDULE OF LOSS PER SHARE (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Net loss	$ (3,321,470)	$ (2,670,322)	$ (1,569,329)	$ (1,301,864)	$ (5,991,792)	$ (2,871,192)	$ (8,795,419)	$ (10,283,109)
Weighted-average common shares Series A outstanding, diluted							232,695	240
Weighted-average common shares Series A outstanding, basic							232,695	240
Net loss per common share Series A, diluted							$ (37.80)	$ (42,867.72)
Net loss per common share Series A, basic							$ (37.80)	$ (42,867.72)